Property and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment

4. Property and Equipment

Property and equipment as of December 31, 2013 and 2014 consists of the following (in thousands):

	December 31,
	2013	2014
Computer equipment and purchased software	$1,504	$904
Furniture and fixtures	2,106	3,010
Office equipment	990	1,118
Leasehold improvements	5,845	10,153
Capital leases and equipment under capital lease	562	562

	11,007	15,747
Less accumulated depreciation and amortization	(3,764)	(4,366)

Total	$7,243	$11,381

Depreciation expense was $988 thousand in 2012, $1.5 million in 2013, and $1.7 million in 2014.

Accumulated depreciation for equipment under capital lease was $153 thousand as of December 31, 2012 $272 thousand as of December 31, 2013, and $339 thousand as of December 31, 2014.